Variable interest entities - financial positions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable interest entities
Cash and cash equivalents	¥ 43,429,717	$ 6,815,070	¥ 19,372,084	$ 3,039,903	¥ 12,790,790	¥ 14,462,888
Short-term investments	13,343,754	2,093,926	37,688,535
Accounts and notes receivable, net	2,831,123	444,265	2,437,821
Loans receivable, net	4,644,298	728,792	2,878,229
Prepayments, receivables and other current assets, net	3,957,975	621,093	3,913,165
Total current assets	68,765,864	10,790,865	68,630,657
Investment securities and other investments	18,634,493	2,924,159	4,260,564
Long-term investments, net	4,614,724		7,105,022
Property and equipment, net	8,000,218	1,255,409	9,759,718
Intangible assets, net	3,286,145	515,668	5,357,118
Total non-current assets	84,232,271	13,217,881	78,634,738
Total assets	152,998,135	24,008,746	147,265,395
Short-term borrowings	6,838,328	1,073,083	5,826,562
Accounts and notes payable	4,624,953	725,756	7,352,977
Operating lease liabilities	1,171,754
Total current liabilities	24,422,785	3,832,468	26,359,665
Deferred tax liabilities	485,778	76,229	843,715
Other non-current liabilities	306,575	48,108	287,554
Total non-current liabilities	3,128,600	490,945	3,756,133
Total liabilities	27,551,385	4,323,413	30,115,798
Total shareholders' equity (deficit)	112,119,504	17,593,997	(76,134,498)		¥ (62,689,462)	¥ (57,467,595)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	152,998,135	$ 24,008,746	147,265,395
VIE
Variable interest entities
Cash and cash equivalents	18,499,058		9,674,912
Restricted cash	108,223		106,223
Short-term investments	764,343		3,074,128
Accounts and notes receivable, net	1,622,379		1,928,636
Loans receivable, net	1,426,244		202,076
Amounts due from the Company and its non-VIE subsidiaries	20,730,377		17,136,259
Investment securities and other investments	4,708,537		3,396,426
Long-term investments, net	3,064,399		1,680,083
Property and equipment, net	349,510		73,978
Intangible assets, net	514,838		323,083
Other assets	1,329,105		1,959,459
Total assets	53,117,013		39,555,263
Short-term borrowings	824,964		4,000,000
Accounts and notes payable	3,706,079		6,353,170
Amounts due to the Company and its non-VIE subsidiaries	58,675,506		35,269,949
Operating lease liabilities	238,261		674,185
Other liabilities	6,094,576		8,520,341
Total liabilities	69,539,386		54,817,645
Total shareholders' equity (deficit)	(16,422,373)		(15,262,382)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	¥ 53,117,013		¥ 39,555,263